Lease Liabilities - Summary of Maturity Analysis of Operating Lease Payments (Detail) - SGD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of maturity analysis of operating lease payments [line items]
Minimum lease payments	$ 38,462	$ 35,911
Not later than one year [member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum lease payments	17,818	14,550
Later than one year and not later than five years [member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum lease payments	$ 20,644	$ 21,361